Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of assumptions in the binomial option-pricing model used to determine the fair value of stock options
The fair value of stock option awards is estimated on the grant date using the Black-Scholes option pricing model with the following assumptions:

	NINE MONTHS ENDED SEPTEMBER 30,
	2020	2021
Fair value of underlying common stock	$0.46 - $0.65	$0.82 - $5.26
Weighted average risk-free interest rate	0.27% -1.55%	0.48% -1.29%
Expected term (in years)	5 - 6	5 - 6
Expected volatility	69.53% -70.36%	67.27% - 68.80%
Expected dividend yield	0.00%	0.00%

The fair value of stock option awards is estimated on the grant date using the Black-Scholes option pricing model with the following assumptions:

	YEAR ENDED DECEMBER 31
	2019	2020
Fair value of underlying common stock	$0.33	$0.46—$0.65
Weighted average risk-free interest rate	1.62%—2.56%	0.27%—1.55%
Expected term (in years)	5.0—6.4	5.0—6.0
Expected volatility	70.0%—74.4%	69.5%—70.4%
Expected dividend yield	0	0

Schedule of Stock Option Activity
The following table summarizes the Company’s stock option activity during the nine months ended September 30, 2021:

	SHARES	WEIGHTED- AVERAGE EXERCISE PRICE	WEIGHTED- AVERAGE REMAINING CONTRACTUAL TERM (in years)	AGGREGATE INTRINSIC VALUE (in thousands)
Outstanding at December 31, 2020	22,538,570	$0.41	8.5	$9,170
Granted	4,594,102	1.33
Cancelled or Forfeited	(397,617)	0.39
Exercised	(244,468)	0.43		$1,181

Outstanding at September 30, 2021	26,490,587	$0.57	8.1	$124,331

Vested and expected to vest at December 31, 2020	22,538,570	$0.41	8.5	$9,170
Vested and expected to vest at September 30, 2021	26,490,587	$0.57	8.1	$124,331
Exercisable at December 31, 2020	6,947,529	$0.25	7.0	$3,957
Exercisable at September 30, 2021	9,203,021	$0.28	6.6	$45,789

The following table summarizes the activity of the Company’s stock options under the Plan for the year ended December 31, 2020:

	SHARES	WEIGHTED- AVERAGE EXERCISE PRICE	WEIGHTED-AVERAGE REMAINING CONTRACTUAL TERM (in years)	AGGREGATE INTRINSIC VALUE
Outstanding at December 31, 2019	19,701,693	$0.29	9.0	$3,404
Granted	8,354,564	0.65
Exercised	(140,745)	0.26		$79
Cancelled or forfeited	(5,376,942)	0.32

Outstanding at December 31, 2020	22,538,570	$0.41	8.5	$9,170

Vested and expected to vest at December 31, 2019	19,701,693	$0.29	9.0	$3,404
Vested and expected to vest at December 31, 2020	22,538,570	$0.41	8.5	$9,170
Exercisable at December 31, 2019	4,354,321	$0.21	6.6	$1,083
Exercisable at December 31, 2020	6,947,529	$0.25	7.0	$3,957

Summary of the Company's restricted stock activity
A summary of restricted stock activity during the nine months ended September 30, 2021, is as follows:

	SHARES	WEIGHTED AVERAGE GRANT DATE FAIR VALUE
Unvested shares as of December 31, 2020	37,465	$0.37
Granted	64,250	0.82
Vested	(39,876)	0.55

Unvested at September 30, 2021	61,839	$0.72

A summary of the Company’s restricted stock activity during the years ended December 31, 2019, and 2020 is presented below:

	SHARES	WEIGHTED- AVERAGE GRANT-DATE FAIR VALUE
Unvested shares as of December 31, 2018	40,692	$0.23
Vested	(12,850)	0.23

Unvested shares as of December 31, 2019	27,842	$0.23

Granted	40,709	0.46
Vested	(31,086)	0.36

Unvested shares as of December 31, 2020	37,465	$0.37

Summary of stock-based compensation expense
Stock-based compensation expense recorded as research and development and general and administrative expenses for employees, directors and non-employees
during the nine months ended September 30, 2020, and 2021, respectively, is as follows:

	NINE MONTHS ENDED SEPTEMBER 30,
	2020	2021
Research and development	$201	$580
General and administrative	241	712

Total stock-based compensation expense	$442	$1,292

Stock-based compensation expense recorded as research and development and general and administrative expenses, for employees, directors and non-employees
during the years ended December 31, 2019, and 2020 is as follows:

	YEAR ENDED DECEMBER 31
	2019	2020
Research and development	$166	$306
General and administrative	264	353

	$430	$659